Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid insurance premiums	$ 70,000	$ 70,000
Security deposit	21,000	21,000
Other	13,000	34,000
Prepaid expenses and other current assets	$ 104,000	$ 125,000